Segment Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue
Revenues		$ 11,362	$ 0	$ 13,406	$ 150	$ 22,687	$ 1,425
Segment operating loss:
Operating Loss		(10,715)	(8,575)	(14,321)	(15,328)	(10,344)	(45,439)
Unallocated expenses, net:
Goodwill impairment	[1]					0	(65,757)
Total unallocated expenses, net						0	(65,757)
Non-operating income (expense), net		(92)	66	(441)	(157)	(1,780)	1,974
Loss before income tax benefit (expense)		(10,807)	(8,509)	(14,762)	(15,485)	(12,124)	(109,222)
Assets:
Assets		37,747		37,747		50,459	37,435
Corporate Segment [Member]
Segment operating loss:
Operating Loss		(1,814)	(2,299)	(3,616)	(5,296)
Assets:
Assets		26,346		26,346		25,120
Intellectual Property [Member]
Revenue
Revenues		8,900	0	9,650	150	21,750	1,425
Segment operating loss:
Operating Loss		(7,577)	(6,276)	(8,280)	(10,032)	(9,854)	(45,439)
Assets:
Assets		2,654		2,654		42,721	37,435
Fli Charge International Ltd [Member]
Revenue
Revenues		12	0	29	0	2	0
Segment operating loss:
Operating Loss		(998)	0	(1,777)	0	(139)	0
Assets:
Assets		1,734		1,734		6,228	0
Group Mobile Goodwill [Member]
Revenue
Revenues		2,450	0	3,727	0	935	0
Segment operating loss:
Operating Loss		(326)	$ 0	(648)	$ 0	(351)	0
Assets:
Assets		$ 7,013		$ 7,013		$ 1,583	$ 0

[1]	Includes stock-based compensation expense, as follows: Operating legal costs General and administrative Discontinued operations.